Shareholder Report, Holdings (Details) - North Carolina Capital Management Trust - Government Portfolio	Jun. 30, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	65.60%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.20%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%